PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Deposits (i)	¥ 162,885		¥ 213,852
Funds receivable for disposal of financing receivables	62,444		65
Funds receivable from external payment network providers (ii)	46,141		82,976
Interest receivable	9,537		697
Prepaid expenses	4,976		35,618
Guarantee receivable	3,021		6,015
Others	32,407		12,792
Prepaid expenses and other assets	¥ 321,411	$ 46,600	¥ 352,015